Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares
Outstanding at beginning of year	3,042,200	2,220,000	1,512,000
Granted		912,000	890,000
Exercised	(10,800)	(65,800)
Forfeited	(305,000)	(24,000)	(182,000)
Outstanding at end of year	2,726,400	3,042,200	2,220,000	1,512,000
Exercisable at end of year	1,988,400
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,268	¥ 4,354	¥ 4,119
Granted		¥ 3,990	¥ 4,573
Exercised	¥ 3,287	¥ 3,287
Forfeited	¥ 4,493	¥ 4,282	¥ 3,479
Outstanding at end of year	¥ 4,247	¥ 4,268	¥ 4,354	¥ 4,119
Exercisable at end of year	¥ 4,342
Weighted-Average Remaining Contractual Term
Outstanding at end of year	1 year 7 months 6 days	2 years	2 years 6 months	3 years
Exercisable at end of year	1 year 1 month 6 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 88	¥ 722	¥ 588
Outstanding at end of year	37	88	722	588
Exercisable at end of year	¥ 37